Composition of loans held-in-portfolio-covered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 3,755,972	$ 4,348,703
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	2,077,411	2,271,295
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	167,236	241,447
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	361,396	546,826
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	1,076,730	1,172,954
Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered Loans	$ 73,199	$ 116,181